SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details2) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Marketable securities	$ 12,000	$ 30,000	$ 18,000
Fair Value, Inputs, Level 1
Fair Value
Marketable securities		$ 30,000	$ 18,000